RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9:-	RELATED PARTY TRANSACTIONS

The balances with and the results of operations from transactions with related parties were as follows:

	December 31,
	2010	2011
Balances:

Payables *)	$(14)	$-

Receivables **)	$107	$70

	Year ended December 31,
	2009	2010	2011
Transactions:

Administrative services *)	$48	$48	$25

Consulting services **)	$61	$82	$76

Interest on convertible loan see Note 5	$-	$41	$244

*)
In January 2000, Orckit Communications Ltd ("Orckit") executed a plan of separation which divided Orckit into two separate companies: (i) Tikcro, and (ii) Orckit. A portion of Orckit's and the Company's shares beneficially owned by shared owners. Orckit provided the Company with certain administrative services until June 30, 2011.

**)
Consulting services provided by the Company in connection with the investment in BioCancell, see Note 5.The consulting fees are recorded as on offset in the operating expenses in the statement of operations.